RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Feb. 06, 2024
TJBio Hangzhou
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	15.00%
TJBio Hangzhou | Series C Investment, Equity Transfer and Shares Repurchase Transactions
Related Party Transaction [Line Items]
Equity method investment, ownership percentage			5.65%
Amount agreed to raise			$ 19.0
TJBio Hangzhou | License and Sublicense Agreement with Ferring
Related Party Transaction [Line Items]
Milestone payments		$ 2.8
ABio-X Holdings, Inc.
Related Party Transaction [Line Items]
Consulting and secondment expenses	$ 0.2
ABio-X Holdings, Inc. | Minimum | C-Bridge V Investment Holding Limited
Related Party Transaction [Line Items]
Ownership percentage	15.00%